Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Non-operating loss carryforward	$ 3,016,000	$ 1,776,000
Valuation allowance	(3,016,000)	(1,776,000)
Net deferred tax asset